Condensed Statements of Comprehensive Income (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating expenses:
General and administrative expense	$ (23,015)	$ (23,495)	$ (21,670)
Long-term incentive compensation expense	(6,950)	(5,950)	(5,318)
Total operating expenses	(208,647)	(154,650)	(132,042)
Income from operations	278,447	268,146	171,837
Other income:
Interest income	146	32	27
Other income	44	(115)	(1,591)
Net other expense	(67,891)	(59,647)	(33,580)
Income tax expense	(5,493)	(4,481)	(4,493)
Net income	205,063	204,018	133,764
Less: Net loss (income) attributable to the noncontrolling interests	1,887	(14,412)	(13,733)
Net income attributable to Textainer Group Holdings Limited common shareholders	206,950	189,606	120,031
Net income attributable to Textainer Group Holdings Limited common shareholders per share:
Basic	$ 4.04	$ 3.88	$ 2.50
Diluted	$ 3.96	$ 3.80	$ 2.43
Weighted average shares outstanding (in thousands):
Basic	51,277	48,859	48,108
Diluted	52,231	49,839	49,307
Comprehensive income:
Foreign currency translation adjustments	142	24	59
Comprehensive loss (income) attributable to the noncontrolling interest	1,887	(14,412)	(13,733)
Comprehensive income attributable to Textainer Group Holdings Limited common shareholders	207,092	189,630	120,090
Parent Company
Operating expenses:
General and administrative expense	2,555	2,676	2,818
Long-term incentive compensation expense	1,340	638
Total operating expenses	3,895	3,314	2,818
Income from operations	(3,895)	(3,314)	(2,818)
Other income:
Equity in net income of subsidiaries	209,036	207,332	136,579
Interest income	5
Other income			3
Net other expense	209,041	207,332	136,582
Income before income tax	205,146	204,018	133,764
Income tax expense	(83)
Net income	205,063	204,018	133,764
Less: Net loss (income) attributable to the noncontrolling interests	1,887	(14,412)	(13,733)
Net income attributable to Textainer Group Holdings Limited common shareholders	206,950	189,606	120,031
Net income attributable to Textainer Group Holdings Limited common shareholders per share:
Basic	$ 4.04	$ 3.88	$ 2.50
Diluted	$ 3.96	$ 3.80	$ 2.43
Weighted average shares outstanding (in thousands):
Basic	51,277	48,859	48,108
Diluted	52,231	49,839	49,307
Comprehensive income:
Foreign currency translation adjustments	142	24	59
Comprehensive loss (income) attributable to the noncontrolling interest	1,887	(14,412)	(13,733)
Comprehensive income attributable to Textainer Group Holdings Limited common shareholders	$ 207,092	$ 189,630	$ 120,090